Expense Example - Arin Tactical Tail Risk ETF - Arin Tactical Tail Risk ETF Class	Sep. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	$ 271